Long-term Employee Benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - Successor [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	$ (52.6)	$ 10.0
Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	(0.4)	0.6
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	4.3	0.4
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	4.1	0.0
Accumulated Defined Benefit Plans Adjustment [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	(48.3)	10.4
Accumulated Defined Benefit Plans Adjustment [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss), before tax	$ 3.7	$ 0.6